Reportable segments - Operating Segment Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue	$ 10,710,578	$ 2,862,315	$ 1,817,191
Cost of sales	(4,973,953)	(1,772,208)	(1,334,321)
Administrative expenses	(142,644)	(118,893)	(107,017)
Finance expense	(86,651)	(84,626)	(82,199)
Depreciation and amortization expense	(244,458)	(214,239)	(203,912)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	20,159	11,132	8,940
Income before taxes	5,486,496	841,221	238,538
Income tax expense	(1,572,212)	(249,016)	(70,179)
Net income (loss)	3,914,284	592,205	168,359
Assets	10,819,101	7,180,201	4,818,463
Investment accounted for under the equity method	54,386	39,824	85,993
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	1,757,581	152,663	358,009
Liabilities	5,887,100	3,964,230	2,655,885
Impairment loss of financial assets recognized in profit or loss	3,369	(235)	4,684
Impairment loss of non-financial assets recognized in profit or loss	(42,233)	(6,060)	(11,644)
Cash flows from operating activities	4,077,595	822,520	182,234
Cash flows used in investing activities	(909,401)	(1,006,943)	(167,091)
Cash flows from financing activities	(2,002,969)	1,206,485	(94,132)
Operating Segments
Statement [Line Items]
Revenue	10,710,578	2,862,315	1,817,191
Cost of sales	(4,973,953)	(1,772,208)	(1,334,321)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(244,458)	(214,239)	(203,912)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	5,736,625	1,090,107	482,870
Income tax expense	0	0	0
Net income (loss)	5,736,625	1,090,107	482,870
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Unallocated amounts
Statement [Line Items]
Revenue	0		0
Cost of sales	0	0	0
Administrative expenses	(142,644)	(118,893)	(107,017)
Finance expense	(86,651)	(84,626)	(82,199)
Depreciation and amortization expense			0
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	20,159	11,132	8,940
Income before taxes	(250,129)	(248,886)	(244,332)
Income tax expense	(1,572,212)	(249,016)	(70,179)
Net income (loss)	(1,822,341)	(497,902)	(314,511)
Assets	10,819,101	7,180,201	4,818,463
Investment accounted for under the equity method	54,386	39,824	85,993
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	1,757,581	152,663	358,009
Liabilities	5,887,100	3,964,230	2,655,885
Impairment loss of financial assets recognized in profit or loss	3,369	(235)	4,684
Impairment loss of non-financial assets recognized in profit or loss	(42,233)	(6,060)	(11,644)
Cash flows from operating activities	4,077,595	822,520	182,234
Cash flows used in investing activities	(909,401)	(1,006,943)	(167,091)
Cash flows from financing activities	(2,002,969)	1,206,485	(94,132)
Specialty plant nutrients
Statement [Line Items]
Revenue	1,172,334	908,815	701,688
Cost of sales	(722,261)	(646,930)	(537,801)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(63,321)	(58,808)	(55,335)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	450,073	261,885	163,887
Income tax expense	0	0	0
Net income (loss)	450,073	261,885	163,887
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Iodine and its derivatives
Statement [Line Items]
Revenue	754,339	437,931	334,657
Cost of sales	(282,100)	(240,341)	(168,499)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(53,734)	(41,215)	(40,687)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	472,239	197,590	166,158
Income tax expense	0	0	0
Net income (loss)	472,239	197,590	166,158
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Lithium and its derivatives
Statement [Line Items]
Revenue	8,152,939	936,121	383,373
Cost of sales	(3,636,852)	(494,794)	(297,048)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(88,510)	(65,014)	(56,092)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	4,516,087	441,327	86,325
Income tax expense	0	0	0
Net income (loss)	4,516,087	441,327	86,325
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Industrial chemicals
Statement [Line Items]
Revenue	165,200	132,011	160,608
Cost of sales	(112,247)	(109,067)	(119,092)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(14,724)	(13,743)	(14,136)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	52,953	22,944	41,516
Income tax expense	0	0	0
Net income (loss)	52,953	22,944	41,516
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Potassium
Statement [Line Items]
Revenue	437,180	416,592	209,294
Cost of sales	(193,581)	(253,125)	(187,019)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(24,043)	(35,290)	(34,570)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	243,599	163,467	22,275
Income tax expense	0	0	0
Net income (loss)	243,599	163,467	22,275
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Other products and services
Statement [Line Items]
Revenue	28,586	30,845	27,571
Cost of sales	(26,912)	(27,951)	(24,862)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(126)	(169)	(3,092)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	1,674	2,894	2,709
Income tax expense	0	0	0
Net income (loss)	1,674	2,894	2,709
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Reportable segments
Statement [Line Items]
Revenue	10,710,578	2,862,315	1,817,191
Cost of sales	(4,973,953)	(1,772,208)	(1,334,321)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(244,458)	(214,239)	(203,912)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	5,736,625	1,090,107	482,870
Income tax expense	0	0	0
Net income (loss)	5,736,625	1,090,107	482,870
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Parent
Statement [Line Items]
Revenue			1,817,191
Assets	8,430,376	5,988,757
Liabilities	3,533,744	2,807,237
Parent | Operating Segments
Statement [Line Items]
Revenue	10,710,578	2,862,315	1,817,191
Parent | Unallocated amounts
Statement [Line Items]
Revenue	0	0	0
Parent | Specialty plant nutrients
Statement [Line Items]
Revenue	1,172,334	908,815	701,688
Parent | Iodine and its derivatives
Statement [Line Items]
Revenue	754,339	437,931	334,657
Parent | Lithium and its derivatives
Statement [Line Items]
Revenue	8,152,939	936,121	383,373
Parent | Industrial chemicals
Statement [Line Items]
Revenue	165,200	132,011	160,608
Parent | Potassium
Statement [Line Items]
Revenue	437,180	416,592	209,294
Parent | Other products and services
Statement [Line Items]
Revenue	28,586	30,845	27,571
Parent | Reportable segments
Statement [Line Items]
Revenue	10,710,578	2,862,315	1,817,191
Other Operating Segment
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Operating Segments
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Unallocated amounts
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Specialty plant nutrients
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Iodine and its derivatives
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Lithium and its derivatives
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Industrial chemicals
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Potassium
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Other products and services
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment | Reportable segments
Statement [Line Items]
Revenue	$ 0	$ 0	$ 0